UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09781

PFS FUNDS

(Exact name of registrant as specified in charter)

1939 Friendship Drive Suite C El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

CT Corporation System

155 Federal St., Suite 700,

Boston, MA 02110

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedules of Investments.

Christopher Weil & Company Core Investment Fund
			Schedule of Investments
			August 31, 2018 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Services - Computer Programming, Data Processing, Etc.
830	Alphabet Inc. Class A *			$ 1,022,394
618	Alphabet Inc. Class C *			752,841
9,627	Facebook, Inc. Class A * +			1,691,753
				3,466,988

Total for Communications				3,466,988	8.29%

CONSUMER DISCRETIONARY

Cable & Other Pay Television Services
25,840	The Walt Disney Co.			2,894,597

General Building Contractors - Residential Buildings
11,672	Lennar Corporation Class A			603,092

Motor Homes
2,425	Thor Industries, Inc.			231,442

Retail - Apparel & Accessory Stores
35,610	Hanesbrands Inc.			624,599

Retail - Eating & Drinking Places
2,921	Starbucks Corporation			156,127

Retail - Variety Stores
4,702	Five Below, Inc. *			547,642

Services - Advertising Agencies
36,177	Criteo S.A. * **			897,551
109,461	Groupon, Inc. *			467,398
				1,364,949

Total for Consumer Discretionary				6,422,448	15.36%

CONSUMER STAPLES

Food and Kindred Products
21,333	The Hain Celestial Group, Inc. *			609,270

Total for Consumer Staples				609,270	1.46%

FINANCIALS

Banks
10,100	First Republic Bank			1,026,059

Investment Advice
4,080	Affiliated Managers Group, Inc.			596,047

National Commercial Banks
3,827	JPMorgan Chase & Co.			438,498
13,500	Pinnacle Financial Partners, Inc.			871,425
				1,309,923

State Commercial Banks
3,671	Northern Trust Corporation			394,486

Total for Financials				3,326,515	7.96%

HEALTH CARE

Biological Products, (No Diagnostic Substances)
4,000	Amgen Inc.			799,240

Laboratory Analytical Instruments
7,867	Illumina, Inc. *			2,791,448

Pharmaceutical Preparations
8,863	Allergan plc (Ireland)			1,699,126

Retail - Drug Stores and Proprietary Stores
23,470	CVS Health Corporation			1,765,883

Total for Health Care				7,055,697	16.88%

INDUSTRIALS

Air Transportation, Scheduled
24,282	Alaska Air Group, Inc.			1,638,792

Services - Computer Processing & Data Preparation
18,500	Verisk Analytics, Inc. Class A *			2,203,165

Trucking (No Local)
20,655	Schneider National, Inc. Class B			558,718

Total for Industrials				4,400,675	10.53%

INFORMATION TECHNOLOGY

Computer Communications Equipment
33,410	Cisco Systems, Inc.			1,595,996

Computer Peripheral Equipment, NEC
9,847	Fortinet, Inc. *			824,785
9,000	Stratasys Ltd. *			224,550
				1,049,335

Electronic Computers
3,185	Apple Inc.			725,002

Laboratory Analytical Instruments
2,108	Coherent, Inc. *			401,785

Miscellaneous Electrical Machinery, Equipment & Supplies
27,670	Maxwell Technologies, Inc. *			98,782

Radio & TV Broadcasting & Communications Equipment
4,948	Ubiquiti Networks, Inc.			443,885

Semiconductors & Related Devices
7,137	Silicon Motion Technology Corporation **			420,369
30,910	SolarEdge Technologies, Inc. *			1,482,135
				1,902,504

Services - Computer Integrated Systems Design
6,032	Cerner Corp. *			392,744

Services - Computer Programming, Data Processing, Etc.
957	FactSet Research Systems Inc.			219,526
8,285	The Trade Desk, Inc. Class A *			1,175,476
				1,395,002

Services - Computer Programming Services
26,794	Amdocs Limited (Island of Guernsey)			1,749,112

Services - Prepackaged Software
3,035	Intuit Inc.			666,091

Total for Information Technology				10,420,238	24.93%

MATERIALS

Agricultural Chemicals
20,250	American Vanguard Corporation			443,475
13,530	Nutrien Ltd. (Canada)			766,204
				1,209,679

Chemicals & Allied Products
22,500	FMC Corporation			1,922,625

Metal Mining
19,000	Freeport-McMoRan Inc.			266,950

Paints, Varnishes, Lacquers, Enamels & Allied Products
1,060	PPG Industries, Inc.			117,172

Total for Materials				3,516,426	8.41%

Total for Common Stocks (Cost $27,883,531)				39,218,257	93.82%

MONEY MARKET FUNDS
2,723,674	Invesco Short-Term Investments Trust Treasury Portfolio
	Institutional Class 1.85% ***			2,723,674	6.52%
(Cost $2,723,674)

CALL & PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

Banco Macro S.A. *		125	$545,500	63,750
September 21, 2018 Calls @ 40.00

Canopy Growth Corporation *		15	68,580	2,250
September 7, 2018 Puts @ 45.00

Consumer Staples Select Sector SPDR® ETF *		185	994,930	1,295
September 21, 2018 Puts @ 51.00

Criteo S.A. * ** ****		176	436,656	880
January 17, 2020 Calls @ 40.00

POWERSHARES QQQ TRUST *		60	1,119,900	420
September 7, 2018 Puts @ 177.00

Schneider National, Inc. * ****		100	270,500	-
September 21, 2018 Calls @ 30.00

SPDR® S&P 500® ETF *		50	1,451,550	400
September 5, 2018 Puts @ 284.00

Starbucks Corporation *		110	587,950	110
September 21, 2018 Calls @ 62.50

Total (Premiums Paid - $120,990)				69,105	0.17%

Total Investment Securities				42,011,036	100.51%
	(Cost $30,728,195)

Liabilities in Excess of Other Assets				(211,785)	-0.51%

Net Assets				$41,799,251	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The Yield Rate shown represents the 7-day yield at August 31, 2018.
**** Level 2 Security.
+ Portion or all of the security is pledged as collateral for call options written.

Christopher Weil & Company Core Investment Fund
			Schedule of Call Options Written
			August 31, 2018 (Unaudited)
Underlying Security			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value

Facebook, Inc.		32	$562,336	$ 5,504
October 19, 2018 Calls @ 190.00

Total (Premiums Received $14,123)				$ 5,504

See accompanying notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS

CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND

August 31, 2018

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2018 was $30,728,195. At August 31, 2018, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

     $12,126,704                   ($835,244)                                 $11,291,460

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of each Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

OPTIONS: The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a fund’s potential loss to the amount of the premium paid and can afford a fund the opportunity to profit from favorable movements in the price of the underlying security to a greater extent than if the transaction were effected directly. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a fund has realized a gain or a loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. A fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on options transactions, see Note 4.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended August 31, 2018, the Fund did not incur any interest and penalties.

USE OF ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Fund.

EXPENSES: Expenses incurred by the PFS Funds (the “Trust”) that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER: The Fund records security transactions based on a trade date for financial statement purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and ADRs). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds.  Money market funds are valued at net asset value and are classified as level 1 of the fair value hierarchy.

Options. Option positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these option positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a purchased option position is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the option position. Lacking a last sale price, a written option position is valued at its last ask price except when, in the Advisor’s opinion, the last ask price does not accurately reflect the current value of the option position. When such bid or ask prices are used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 or level 3 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$39,218,257	$ 0	$0	$39,218,257
Call & Put Options	68,225	880	0	69,105
Money Market Funds	2,723,674	0	0	2,723,674
Total	$42,010,156	$880	$0	$42,011,036

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$5,504	$0	$0	$5,504
Total	$5,504	$0	$0	$5,504

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended August 31, 2018. There were no transfers into or out the levels during the three month period ended August 31, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4. OPTIONS TRANSACTIONS

At August 31, 2018, portfolio securities valued at $562,336 were held by the Fund as collateral for options written by the Fund. The following information summarizes the Fund’s use of derivatives:

For the three-month period ended August 31, 2018, the total amount of options written, as presented in the table below, is representative of the volume of activity for these derivative types during the period:

	Number of	Premiums
	Contracts	Received
Options outstanding at May 31, 2018	0	$0
Options written	32	14,123
Options terminated in closing purchase transaction	0	0
Options expired	0	0
Options exercised	0	0
Options outstanding at August 31, 2018	32	$14,123

For the three-month period ended August 31, 2018, the total amount of options purchased, as presented in the table below, is representative of the volume of activity for these derivative types during the period:

	Number of	Premiums
	Contracts	Paid
Options outstanding at May 31, 2018	1,086	$157,802
Options purchased	2,374	107,496
Options terminated in closing purchase transaction	(865)	(91,281)
Options expired	(1,753)	(51,543)
Options exercised	(21)	(1,484)
Options outstanding at August 31, 2018	821	$120,990

The locations on the Statement of Assets and Liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

                                       Asset

Liability

                                               Derivatives

                      Derivatives

     Option Purchased

            Options Written at

Included In Investments in        $69,105

                   Fair Value

             $5,504

   Securities at Fair Value

Realized and unrealized gains and losses on derivatives contracts entered into during the three-month period ended August 31, 2018 by the Fund are recorded in the following locations in the Statement of Operations:

Purchased Options:

                                                               Realized                                                     Unrealized

                                   Location             Gain/(Loss)                  Location

                                Gain/(Loss)

Equity contracts       Realized Gain/                                 Change In Unrealized

                            (Loss) on Options       ($126,682)      Appreciation/(Depreciation)          $93,717

                                    Purchased                                    on Options Purchased

Options Written:

                                                               Realized                                                     Unrealized

                                   Location             Gain/(Loss)                  Location

                                Gain/(Loss)

Equity contracts       Realized Gain/                                 Change In Unrealized

                            (Loss) on Options            $0           Appreciation/(Depreciation)           ($8,619)

                                    Written                                           on Options Written

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expires. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The table below shows offsetting assets and liabilities relating to options written shown on the statement of Assets and Liabilities as of August 31, 2018.

Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash	Net Amount
Options Written	$5,504	$0	$5,504	$5,504	$0	$0

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS FUNDS

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:               10/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:               10/25/18

By: /s/Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:               10/25/18